Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
INCOME TAXES
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the deferred tax asset amounts at an anticipated tax rate of 35% for the periods ended September 30, 2017 and December 31, 2016 are as follows:

	September 30, 2017	December 31, 2016
Net operating losses carryforwards	$2,901,083	$193,668

Deferred tax asset	$1,015,379	$67,780
Valuation allowance for deferred asset	(1,015,379)	(67,780)
Net deferred tax asset	$-	$-

Significant components of the deferred tax assets at an anticipated tax rate of 35% for the periods ended December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2016	December 31, 2015
Net operating loss carryforwards	215,479	175,750
Deferred tax asset	75,418	61,500
Valuation allowance for deferred asset	(75,418)	(61,500)
Net deferred tax asset	-	-